Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Payment Activity

A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2018			2019			2020
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	532,000	$2.1	$0.51	506,000	$2.1	$0.51	500,000	$2.1	$0.51
Exercised during the year	-	$-	$-	-	$-	$-	(30,000)	$2.14	$0.55
Cancelled during the year	(26,000)	$2.1	$0.55	(6,000)	$2.09	$0.55	-	$-	$-
Outstanding and exercisable at the end of the year	506,000	$2.1	$0.51	500,000	$2.1	$0.51	470,000	$2.1	$0.51

Range of exercise price per share	$2.09 to $2.14	$2.09 to $2.14	$2.09 to $2.14